Subsequent event	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
26.	Subsequent event

On July 29, 2015, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company (“Investor”). The Purchase Agreement provides that the Company has the right to sell to the Investor, and the Investor has the obligation to purchase from the Company, up to an aggregate of US$15 Million of the Company’s American Depositary Shares (“ADSs”) over the 36-month term of the Agreement in amount as described in the Purchase Agreement. Upon shareholder approval and upon effectiveness of registration statement covering the resale of ADSs, the Company can elect its discretion to sell ADSs to the investor pursuant to either regular purchase amounts or accelerated purchase amounts. The amounts of ADSs which may be sold to the Investor pursuant to any regular purchase range from 40,000 ADSs to 100,000 ADSs, depending on the then current trading price of the Company’s ADSs on Nasdaq (but not to exceed US$500,000 on any single purchase date). In addition, the Company has the right, but not the obligation, to sell accelerated purchase amounts. The purchase price for any ADSs sold pursuant a regular purchase, will be 98% of the lower of the (a) the lowest sale price of the ADSs on Nasdaq on the regular purchase date or (b) the average of the three lowest closing sale prices over the preceding 10 trading-day period. The purchase price for any ADSs sold pursuant to an accelerated purchase, will be 98% of the lower of (a) the closing sale price of the ADSs on Nasdaq on the accelerated purchase date or (b) 94% of a volume weighted average purchase price on the accelerated purchase date. The Company will file an application with the Nasdaq to list the ADSs to be sold to the Investor pursuant to the Purchase Agreement. The Company is required to file a registration statement covering the resale of the ADSs, so that such ADSs may be sold by the Investor from time to time pursuant to a Registration Rights Agreement entered into between the Company and Investor. Under the Purchase Agreement, the Investor and its affiliates have a beneficial ownership limitation of 4.99% of the then issued and outstanding equity securities of the Company. The issuance of the shares underlying the ADSs must be approved by the Company’s shareholders prior to any purchases under the Purchase Agreement. The Purchase Agreement and Registration Rights Agreement also contain customary representations, warranties, conditions and indemnification provisions.